RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amount due from related parties

	March 31, 2018	March 31, 2017
Due from Hexin Group (i)	$—	$4,182,502

(i)

Amount due from Hexin Group mainly represents the transactions fees and services fees received by Hexin Group through the external payment network on behalf of the Company, offset with the expense and obligations paid by the Hexin Group on behalf of the Company. On September 27, 2017, the total balance of US$ 4,182,502 due from Hexin Group was paid to the Company in full.